UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                     --------

                                     FORM N-Q
                                     --------

              QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-09975

                      TT INTERNATIONAL U.S.A. FEEDER TRUST
               (Exact name of registrant as specified in charter)
                                     --------


                              One Freedom Valley Drive
                                   Oaks, PA 19456
                (Address of principal executive offices) (Zip code)

                            Forum Shareholder Services LLC
                                    P.O. Box 446
                                Portland, ME 04112
                       (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-465-5722

                     DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                    DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS



TT Europe Fund

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

TT Europe Fund (the "Fund") invests substantially all of its assets in TT Europe Portfolio (the "Portfolio"). As of September 30, 2004, the Fund owned 99.96% of the Portfolio. The schedule of investments of the Portfolio is as follows:




                                            VALUE
 COMMON STOCK - 81.27%        SHARES        US $
-----------------------------------------------------

 FRANCE - 10.11%
 BANKS - 1.86%
 Credit Agricole SA               104         2,837
-----------------------------------------------------
 COMPUTERS - 0.94%
 Atos Origin*                      26         1,435
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 0.95%
 Societe Nationale'
 D'etude Et De
 Construction De Moteurs
 D'avion*                          71         1,446
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.73%
 France Telecom SA*                45         1,121
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.02%
 Thomson                           74         1,550
-----------------------------------------------------
 PHARMACEUTICALS - 1.94%
 Sanofi-Aventis*                    5           362
 Sanofi-Aventis - New*             35         2,604
-----------------------------------------------------
                                              2,966
-----------------------------------------------------
 OIL & GAS - 2.67%
 Total SA                          20         4,074
-----------------------------------------------------
 TOTAL FRANCE                                15,429
-----------------------------------------------------

 GERMANY - 11.72%
 AUTOMOTIVE - 1.72%
 Bayerische Motoren
 Werke AG*                         64         2,631
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 1.74%
 Siemens AG*                       36         2,648
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 1.67%
 Deutsche Telekom AG*             137         2,542
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.77%
 Infineon Technologies AG*        115         1,174
-----------------------------------------------------
 INSURANCE - 2.46%
 Muenchener
 Rueckversicherungs AG*            39         3,757
-----------------------------------------------------
 PHARMACEUTICALS - 0.95%
 Fresenius Medical Care
 AG*                               19         1,455
-----------------------------------------------------

                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 GERMANY (continued)
 RETAILERS - 1.40%
 Puma AG*                           8         2,143
-----------------------------------------------------
 TRANSPORTATION SERVICES - 1.01%
 Deutsche Post AG*                 79         1,534
-----------------------------------------------------
 TOTAL GERMANY                               17,884
-----------------------------------------------------

 IRELAND - 0.27%
 BANKS - 0.27%
 Depfa Bank PLC                    30           409
-----------------------------------------------------
 TOTAL IRELAND                                  409
-----------------------------------------------------

 ITALY - 4.19%
 BANKS - 3.26%
 Banca Antonveneta SPA*           116         2,397
 Capitalia SPA                    700         2,574
-----------------------------------------------------
                                              4,971
-----------------------------------------------------
 RETAILERS - 0.93%
 Autogrill SPA*                   100         1,419
-----------------------------------------------------
 TOTAL ITALY                                  6,390
-----------------------------------------------------

 LUXEMBOURG - 1.49%
 Enel SPA                          80           654
 METALS & MINING - 1.06%
 Arcelor*                          88         1,626
-----------------------------------------------------
 TOTAL LUXEMBOURG                             2,280
-----------------------------------------------------

 NETHERLANDS - 4.52%
 DIVERSIFIED OPERATIONS - 1.46%
 European Aeronautic
 Defense and Space Co.*            84         2,225
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.88%
 Koninklijke Philips
 Electronics NV*                  125         2,863
-----------------------------------------------------
 OIL & GAS - 1.18%
 Royal Dutch Petroleum
 Co.*                              35         1,803
-----------------------------------------------------

TT Europe Fund

SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2004 (UNAUDITED)




                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------
 TOTAL NETHERLANDS                            6,891
-----------------------------------------------------

 NORWAY - 4.83%
 DIVERSIFIED TELECOMMUNICATIONS - 1.00%
 Telenor ASA*                     200         1,523
-----------------------------------------------------
 OIL & GAS - 2.84%
 Norsk Hydro ASA                   40         2,912
 Statoil ASA*                     100         1,433
-----------------------------------------------------
                                              4,345
-----------------------------------------------------
 INSURANCE - 0.99%
 Storebrand ASA                   200         1,508
-----------------------------------------------------
 TOTAL NORWAY                                 7,376
-----------------------------------------------------

 SPAIN - 2.27%
 BUILDING MATERIALS - 1.37%
 ACS Actividades Cons y
 Serv*                            115         2,095
-----------------------------------------------------
 COMPUTERS - 0.90%
 Indra Sistemas SA*               103         1,372
-----------------------------------------------------
 TOTAL SPAIN                                  3,467
-----------------------------------------------------

 SWEDEN - 1.96%
 MACHINERY - 1.13%
 Atlas Copco AB                    45         1,731
-----------------------------------------------------
 PHARMACEUTICALS - 0.83%
 Getinge AB                       104         1,264
-----------------------------------------------------
 TOTAL SWEDEN                                 2,995
-----------------------------------------------------

 SWITZERLAND - 13.00%
 BANKS - 5.02%
 Credit Suisse Group*             143         4,564
 UBS AG*                           44         3,097
-----------------------------------------------------
                                              7,661
-----------------------------------------------------
 BUILDING MATERIALS - 1.42%
 Holcim Ltd.*                      41         2,162
-----------------------------------------------------
 INSURANCE - 2.27%
 Swiss Reinsurance*                23         1,323


                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 SWITZERLAND (continued)
 Zurich Financial Services
 AG*                               15         2,138
-----------------------------------------------------
                                              3,461
-----------------------------------------------------
 PHARMACEUTICALS - 2.84%
 Actelion Ltd.*                    12         1,230
 Roche Holdings AG                 30         3,099
-----------------------------------------------------
                                              4,329
-----------------------------------------------------
 RETAILERS - 0.26%
 Swatch Group AG*                   3           405
-----------------------------------------------------
 CHEMICALS - 1.19%
 Syngenta AG*                      19         1,811
-----------------------------------------------------
 TOTAL SWITZERLAND                           19,829
-----------------------------------------------------

 UNITED KINGDOM - 26.91%
 AIRLINES - 1.46%
 British Airways PLC*             595         2,234
-----------------------------------------------------
 BANKS - 8.87%
 HBOS PLC                         411         5,548
 Royal Bank of Scotland
 Group                            159         4,592
 Standard Chartered PLC           198         3,399
-----------------------------------------------------
                                             13,539
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 2.41%
 Imperial Tobacco Group
 PLC                               95         2,070
 Tesco PLC                        312         1,610
-----------------------------------------------------
                                              3,680
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 1.50%
 Rolls-Royce Group PLC*           500         2,291
-----------------------------------------------------
 ENTERTAINMENT - 0.93%
 Carnival PLC*                     29         1,426
-----------------------------------------------------
 METALS & MINING - 2.48%
 Anglo American PLC                94         2,254
 Lonmin PLC                        77         1,525
-----------------------------------------------------
                                              3,779
-----------------------------------------------------

TT Europe Fund

SEPTEMBER 30, 2004 (UNAUDITED)




                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 UNITED KINGDOM (continued)
 RETAILERS - 2.16%
 Enterprise Inns PLC              144         1,485
 GUS PLC                          111         1,808
-----------------------------------------------------
                                              3,293
-----------------------------------------------------
 TELEVISION - 1.69%
 ITV PLC*                       1,320         2,574
-----------------------------------------------------
 WIRELESS TELECOMMUNICATIONS SERVICES - 4.34%
 mm02 PLC*                      1,234         2,194
 Vodafone Group PLC             1,847         4,420
-----------------------------------------------------
                                              6,614
-----------------------------------------------------
 REAL ESTATE - 0.42%
 British Land Co. PLC              47           633
-----------------------------------------------------
 OIL & GAS - 0.65%
 Cairn Energy PLC*                 38           997
-----------------------------------------------------
 TOTAL UNITED KINGDOM                        41,060
-----------------------------------------------------
 TOTAL COMMON STOCK
 (Cost $113,083)                            124,010
-----------------------------------------------------

 PREFERRED STOCK - 1.28%
-----------------------------------------------------

 GERMANY - 1.28%
 AUTOMOTIVE - 1.28%
 Porsche AG*                        3         1,949
-----------------------------------------------------
 TOTAL GERMANY                                1,949
-----------------------------------------------------
 TOTAL PREFERRED STOCK
 (Cost $1,519)                                1,949
-----------------------------------------------------

 TOTAL INVESTMENTS - 82.55%
 (COST $114,602)+                           125,959
 OTHER ASSETS IN EXCESS OF
 LIABILITIES, NET - 17.45%                   26,625
-----------------------------------------------------
 TOTAL NET ASSETS - 100.00%                 152,584
-----------------------------------------------------
 * Non-income producing security.


 + At September 30, 2004, the tax basis cost of the Portfolio's investments was $114,602, and the unrealized appreciation and depreciation were $13,079 and $1,722, respectively.

 For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.




                                                                 TTI-QH-002-0100

TT Active International Fund

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

TT Active International Fund (the "Fund") invests substantially all of its assets in TT EAFE Portfolio (the "Portfolio"). As of September 30, 2004, the Fund owned 65.64% of the Portfolio. The schedule of investments of the Portfolio is as follows:



                                            VALUE
 COMMON STOCK - 89.38%        SHARES        US $
-----------------------------------------------------

 AUSTRALIA - 0.87%
 PAPERS & PACKAGING - 0.87%
 Amcor Ltd.                   178,009       925,795
-----------------------------------------------------
 TOTAL AUSTRALIA                            925,795
-----------------------------------------------------

 CHINA - 0.76%
 INSURANCE - 0.76%
 China Life Insurance Co.
 Ltd.*                      1,261,000       808,536
-----------------------------------------------------
 TOTAL CHINA                                808,536
-----------------------------------------------------

 FRANCE - 4.75%
 BANKS - 0.61%
 Credit Agricole SA            23,941       652,975
-----------------------------------------------------
 COMPUTERS - 0.73%
 Atos Origin*                  14,119       779,466
-----------------------------------------------------
 OIL & GAS - 3.41%
 Total SA                      17,761     3,617,702
-----------------------------------------------------
 TOTAL FRANCE                             5,050,143
-----------------------------------------------------

 GERMANY - 9.11%
 AUTOMOTIVE - 1.76%
 Bayerische Motoren Werke
 AG*                           45,472     1,869,363
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 1.39%
 Siemens AG*                   20,105     1,478,498
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 1.41%
 Deutsche Telekom AG*          80,436     1,492,529
-----------------------------------------------------
 INSURANCE - 3.42%
 Muenchener
 Rueckversicherungs AG*        37,758     3,637,210
-----------------------------------------------------
 TRANSPORTATION SERVICES - 1.13%
 Deutsche Post AG*             61,612     1,196,040
-----------------------------------------------------
 TOTAL GERMANY                            9,673,640
-----------------------------------------------------

                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 HONG KONG - 2.21%
 DIVERSIFIED OPERATIONS - 0.32%
 China Resources
 Enterprise Ltd.              266,000       346,227
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.38%
 PCCW Ltd.*                   607,000       400,876
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.53%
 Johnson Electric Holdings    571,000       560,159
-----------------------------------------------------
 REAL ESTATE - 0.98%
 Henderson Land
 Development Ltd.             217,000     1,037,965
-----------------------------------------------------
 TOTAL HONG KONG                          2,345,227
-----------------------------------------------------

 ITALY - 1.70%
 BANKS - 1.60%
 Capitalia SPA                463,308     1,703,269
-----------------------------------------------------
 ELECTRIC - 0.10%
 Enel SPA                      13,125       107,262
-----------------------------------------------------
 TOTAL ITALY                              1,810,531
-----------------------------------------------------

 JAPAN - 28.93%
 AUTOMOTIVE - 2.52%
 Bridgestone Corp.             57,000     1,057,615
 Toyota Motor Corp.            42,200     1,615,787
-----------------------------------------------------
                                          2,673,402
-----------------------------------------------------
 BANKS - 9.58%
 Bank of Yokohama Ltd.        232,000     1,246,146
 Mitsubishi Tokyo
 Financial Group Inc.             298     2,484,798
 Mitsui Trust Holdings
 Inc.                         126,000       794,538
 Mizuho Financial Group
 Inc.                             797     2,993,767
 Sumitomo Mitsui Financial
 Group Inc.                       205     1,171,801
 Sumitomo Trust &
 Banking Co. Ltd.             251,000     1,484,843
-----------------------------------------------------
                                         10,175,893

TT Active International Fund

SEPTEMBER 30, 2004 (UNAUDITED)



                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 JAPAN (continued)
 COMMERCIAL SERVICES & SUPPLIES - 0.08%
 Park24 Co. Ltd.                2,900        85,251
-----------------------------------------------------
 COMPUTERS - 0.08%
 Nomura Research Institute
 Ltd.                           1,100        88,527
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 3.75%
 Bandai Co. Ltd.                6,400       150,687
 Daikin Industries Ltd.         4,000        96,720
 Daiwa House Industry Co.
 Ltd.                         118,000     1,153,074
 JGC Corp.                     29,000       294,960
 Kajima Corp.                 185,000       604,273
 Lawson Inc.                    6,900       239,151
 Sekisui Chemical Co. Ltd.    116,000       799,891
 Tostem Inax Holding Corp.     35,000       639,886
-----------------------------------------------------
                                          3,978,642
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.90%
 Softbank Corp.                20,600       955,097
-----------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.24%
 Keyence Corp.                  1,200       252,379
-----------------------------------------------------
 FINANCIAL SERVICES - 4.16%
 Credit Saison Co. Ltd.        47,900     1,473,311
 Orix Corp.                    10,700     1,097,038
 Promise Co. Ltd.              22,200     1,452,271
 SFCG Co. Ltd.                  2,010       395,015
-----------------------------------------------------
                                          4,417,635
-----------------------------------------------------
 INSURANCE - 2.51%
 Millea Holdings Inc.             124     1,597,604
 T&D Holdings Inc.*            24,300     1,062,705
-----------------------------------------------------
                                          2,660,309
-----------------------------------------------------
 REAL ESTATE - 1.47%
 Mitsui Fudosan Co. Ltd.      127,000     1,320,528
 Sumitomo Realty &
 Development Co. Ltd.          23,000       245,203
-----------------------------------------------------
                                          1,565,731
-----------------------------------------------------


                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 JAPAN (continued)
 RETAILERS - 0.76%
 Citizen Watch Co. Ltd.        25,000       244,749
 Fast Retailing Co. Ltd.        8,300       564,052
-----------------------------------------------------
                                            808,801
-----------------------------------------------------
 TELEVISION - 1.17%
 Fuji Television Network
 Inc.                             613     1,245,856
-----------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS - 1.08%
 Mitsui & Co. Ltd.            137,000     1,147,312
-----------------------------------------------------
 TRANSPORTATION SERVICES - 0.63%
 Tokyu Corp.                  147,000       669,546
-----------------------------------------------------
 TOTAL JAPAN                             30,724,381
-----------------------------------------------------

 MALAYSIA - 0.93%
 BANKS - 0.60%
 Commerce Asset
 Holdings BHD                 534,400       632,842
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 0.33%
 IOI Corp. BHD                142,800       351,363
-----------------------------------------------------
 TOTAL MALAYSIA                             984,205
-----------------------------------------------------

 NETHERLANDS - 1.48%
 DIVERSIFIED OPERATIONS - 1.48%
 European Aeronautic
 Defense and Space Co.*        59,276     1,570,331
-----------------------------------------------------
 TOTAL NETHERLANDS                        1,570,331
-----------------------------------------------------

 NORWAY - 0.30%
 OIL & GAS - 0.30%
 Statoil ASA*                  21,900       313,949
-----------------------------------------------------
 TOTAL NORWAY                               313,949
-----------------------------------------------------

 SINGAPORE - 1.18%
 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.67%
 Venture Corp. Ltd.            73,000       715,431
-----------------------------------------------------

TT Active International Fund

SEPTEMBER 30, 2004 (UNAUDITED)

                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 SINGAPORE (continued)
 REAL ESTATE - 0.51%
 CapitaLand Ltd.              510,000       542,231
-----------------------------------------------------
 TOTAL SINGAPORE                          1,257,662
-----------------------------------------------------

 SOUTH KOREA - 1.04%
 BANKS - 1.04%
 Kookmin Bank*                 35,070     1,110,119
-----------------------------------------------------
 TOTAL SOUTH KOREA                        1,110,119
-----------------------------------------------------

 SWITZERLAND - 9.85%
 BANKS - 6.07%
 Credit Suisse Group*         117,176     3,739,460
 UBS AG*                       38,443     2,706,126
-----------------------------------------------------
                                          6,445,586
-----------------------------------------------------
 BUILDING MATERIALS - 0.98%
 Holcim Ltd.*                  19,719     1,039,878
-----------------------------------------------------
 CHEMICALS - 1.01%
 Syngenta AG*                  11,299     1,076,785
-----------------------------------------------------
 PHARMACEUTICALS - 1.79%
 Roche Holdings AG*            18,440     1,904,989
-----------------------------------------------------
 TOTAL SWITZERLAND                       10,467,238
-----------------------------------------------------

 TAIWAN - 1.28%
 BANKS - 1.01%
 First Financial Holdings
 Co. Ltd.*                  1,444,000     1,075,455
-----------------------------------------------------
 DIVERSIFIED TELECOMMUNICATIONS - 0.27%
 D-Link Corp.                 255,356       280,388
-----------------------------------------------------
 TOTAL TAIWAN                             1,355,843
-----------------------------------------------------

 THAILAND - 1.70%
 BANKS - 0.73%
 Kasikornbank PCL*            344,900       387,154


                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 THAILAND (continued)
 Kasikornbank PCL NVDR*       354,200       384,768
-----------------------------------------------------
                                            771,922
-----------------------------------------------------
 BUILDING MATERIALS - 0.64%
 Siam Cement PCL NVDR*        117,700       676,224
-----------------------------------------------------
 OIL & GAS - 0.33%
 PTT PCL*                      86,400       352,483
-----------------------------------------------------
 TOTAL THAILAND                           1,800,629
-----------------------------------------------------

 UNITED KINGDOM - 23.29%
 AIRLINES - 1.40%
 British Airways PLC*         395,526     1,485,126
-----------------------------------------------------
 BANKS - 8.03%
 HBOS PLC                     331,141     4,470,149
 Royal Bank of Scotland
 Group                         52,126     1,505,420
 Standard Chartered PLC       148,612     2,550,712
-----------------------------------------------------
                                          8,526,281
-----------------------------------------------------
 BEVERAGES, FOOD & TOBACCO - 3.25%
 British American Tobacco
 PLC*                         135,717     1,967,148
 Tesco PLC                    288,746     1,490,431
-----------------------------------------------------
                                          3,457,579
-----------------------------------------------------
 DIVERSIFIED OPERATIONS - 1.95%
 Rolls-Royce Group PLC*       452,690     2,074,534
-----------------------------------------------------
 ENTERTAINMENT - 1.64%
 Carnival PLC*                 35,337     1,737,359
-----------------------------------------------------
 METALS & MINING - 2.68%
 Anglo American PLC            93,760     2,248,039
 Lonmin PLC                    30,123       596,874
-----------------------------------------------------
                                          2,844,913
-----------------------------------------------------
 TELEVISION - 2.40%
 British Sky Broadcasting
 PLC                           36,887       319,894
 ITV PLC*                   1,140,828     2,224,373
-----------------------------------------------------
                                          2,544,267
-----------------------------------------------------

TT Active International Fund

SEPTEMBER 30, 2004 (UNAUDITED)


                                            VALUE
 COMMON STOCK (continued)     SHARES        US $
-----------------------------------------------------

 UNITED KINGDOM (continued)
 WIRELESS TELECOMMUNICATIONS SERVICES - 1.94%
 mm02 PLC*                  1,160,256     2,062,798
-----------------------------------------------------
 TOTAL UNITED KINGDOM                    24,732,857
-----------------------------------------------------
 TOTAL COMMON STOCK
 (Cost $93,875,919)                      94,931,086
-----------------------------------------------------

 PREFERRED STOCK - 1.67%
-----------------------------------------------------

 GERMANY - 1.67%
 Porsche AG*                    2,731     1,774,541
-----------------------------------------------------
 TOTAL GERMANY                            1,774,541
-----------------------------------------------------
 TOTAL PREFERRED STOCK
 (Cost $1,691,319)                        1,774,541
-----------------------------------------------------

 EQUITY PERFORMANCE LINKED NOTE - 2.96%

 INDIA - 0.53%
 Industrial Development
 Bank of India*               284,606       564,772
-----------------------------------------------------
 TOTAL INDIA                                564,772
-----------------------------------------------------

 JAPAN - 2.43%
 UBS Japan Mid-Cap
 Index* JPY                187,400,000    2,579,141
-----------------------------------------------------
 TOTAL JAPAN                              2,579,141
-----------------------------------------------------
 TOTAL EQUITY PERFORMANCE LINKED NOTE
 (Cost $3,021,916)                        3,143,913
-----------------------------------------------------

 TOTAL INVESTMENTS - 94.01%
 (COST $98,589,154)+                     99,849,540
 OTHER ASSETS IN EXCESS OF
 LIABILITIES, NET - 5.99%                 6,363,982
-----------------------------------------------------
 TOTAL NET ASSETS - 100.00%              106,213,522
-----------------------------------------------------
 * Non-income producing security.

 JPY -- Japanese Yen

 NVDR -- Non-Voting Depositary Receipt


 + At September 30, 2004, the tax basis cost of the Portfolio's investments was $98,589,154, and the unrealized appreciation and depreciation were $4,953,817 and $3,693,431, respectively.

 Forward Foreign Currency Contracts - The Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions, or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable forward foreign exchange rate and any resulting unrealized gains of losses are recorded. The Portfolio realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. At September 30, 2004, the Portfolio had the following open forward foreign currency contracts outstanding:


---------------------------------------------------------------------------------------------
                                                                               Net Unrealized
  Settlement                        Currency to          Currency to            Appreciation/
     Date                               Deliver              Deliver           (Depreciation)
---------------------------------------------------------------------------------------------
11/17/04               JPY           539,598,630   AUD    7,090,000                   200,253
10/18/04               SGD             2,244,128   EUR    1,070,000                    (4,855)
10/17/2004-11/19/04    JPY         2,932,883,272   EUR   21,730,000                   338,840
11/30/04               HKD            22,489,500   EUR    2,350,000                    28,388
11/04/04               GBP             1,752,641   EUR    2,550,000                     3,915
11/19/04               EUR               780,000   JPY  106,899,000                     4,397
10/29/04               GBP             1,480,000   SEK   19,566,671                    16,728
10/18/04               EUR               350,000   SGD      730,800                      (350)
10/04/04               EUR               150,000   USD      186,225                       (65)
                                                                                --------------
                                                                                $     587,251
                                                                                --------------


AUD - Australian Dollar

EUR - Euro

GBP - Great British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

USD - U.S. Dollar

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.




                                                                 TTI-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                TT International U.S.A. Feeder Trust


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: November 23, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ David J.S. Burnett
                                            ----------------------
                                            David J.S. Burnett
                                            Chief Executive Officer

Date: November 23, 2004


By (Signature and Title)*                   /s/ Graham Barr
                                            ---------------
                                            Graham Barr
                                            Chief Financial Officer

Date: November 23, 2004
* Print the name and title of each signing officer under his or her signature.